Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	$ 428
Reversal of amortization items Prior service cost (benefit)	(21)	$ 5
Amounts reclassified to net income	87
Total recognized in other comprehensive (income) loss (pre-tax)	494	5
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	(5,142)	(45)
Reversal of amortization items Prior service cost (benefit)	657	287
Amounts reclassified to net income	451
Total recognized in other comprehensive (income) loss (pre-tax)	$ (4,034)	$ 242